DEBT - Long-Term Debt (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument
Weighted average interest rate	2.94%
Long-term debt	$ 254,374	$ 271,686
Weighted average interest rate after effect of derivative contract	3.12%
Senior debt
Debt Instrument
Long-term debt	$ 226,870	242,835
Subordinated debt
Debt Instrument
Long-term debt	25,770	27,121
Trust preferred securities
Debt Instrument
Long-term debt	1,734	1,730
Citigroup Inc.
Debt Instrument
Long-term debt	$ 164,945
Citigroup Inc. | Senior debt
Debt Instrument
Weighted average interest rate	2.88%
Long-term debt	$ 137,651	142,197
Citigroup Inc. | Subordinated debt
Debt Instrument
Weighted average interest rate	4.65%
Long-term debt	$ 25,560	26,636
Citigroup Inc. | Trust preferred securities
Debt Instrument
Weighted average interest rate	6.30%
Long-term debt	$ 1,734	1,730
Bank
Debt Instrument
Long-term debt	$ 23,567
Bank | Senior debt
Debt Instrument
Weighted average interest rate	1.54%
Long-term debt	$ 23,567	44,742
Collateralized long-term advances from Federal Home Loan Bank	5,300	10,900
Broker-dealer
Debt Instrument
Long-term debt	$ 65,862
Broker-dealer | Senior debt
Debt Instrument
Weighted average interest rate	0.84%
Long-term debt	$ 65,652	55,896
Broker-dealer | Subordinated debt
Debt Instrument
Weighted average interest rate	0.00%
Long-term debt	$ 210	$ 485